VictoryShares Pioneer Active Credit ETF Investment Strategy - VictoryShares Pioneer Active Credit ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed-income markets, such as investment-grade and high-yield corporate bonds, U.S. and non-U.S. government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. In pursuing the Fund’s investment objective, the Fund seeks to generate returns that have low correlation to traditional equity and fixed income markets over the long term. The Fund is actively managed and does not seek to follow any particular index, nor is it constrained to invest in the securities included in the Fund’s benchmark index. The Fund allocates its assets among global fixed income sectors based on current market conditions and uses risk hedges to limit volatility arising from interest rate and credit spread movements.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income investments. Fixed-income investments may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), and “sub-prime” mortgages), asset-backed securities, floating-rate loans, convertible securities, preferred securities, Treasury Inflation Protected Securities (“TIPS”), and other inflation-linked debt securities, subordinated debt securities, insurance-linked securities, municipal debt securities, and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in fixed income investments. Derivative instruments that provide exposure to fixed income investments or have similar economic characteristics may be treated as fixed income investments under the Fund’s 80% policy.The Fund may engage in active and frequent trading of portfolio securities, which could increase transaction costs.Under normal circumstances, the Fund may invest a substantial portion of its assets in asset-backed securities and mortgage-related securities, including CMBS, CMOs, and other mortgage-related securities issued by private issuers. The Fund’s investments in mortgage-related securities may include instruments whose underlying assets allow “balloon payments” or negative amortization payments. Balloon payments allow mortgage borrowers to pay a substantial portion of the balance at maturity, which can shorten the average life of the mortgage-backed instrument. A negative amortization payment means that a borrower's mortgage payment is insufficient to cover the amount of interest owed, and the difference is added to the principal of the loan due at maturity. This can result from a payment cap feature of a mortgage.The Fund invests in securities of any maturity and duration. The maturity of a fixed-income security is a measure of the time remaining until final payment on the security is due. Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bond. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. For example, if the Fund has a two-year duration, then all other things being equal, the Fund will decrease in value by two percent if interest rates rise one percent.The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, when-issued, delayed delivery, to be announced and forward commitment, contingent, deferred, payment in kind, and auction rate features.The Fund may invest in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the Adviser. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative. The Fund’s investments in debt securities rated below investment grade may include securities that are in default.The Fund may invest in securities of non-U.S. issuers, including securities of issuers in emerging markets.The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.The Fund may consider various non-financial ratings or factors, where applicable, through quantitative models or qualitative assessment. The significance these considerations have on security selection varies widely, as the analysis is inherently subjective. Further, the consideration of such factors may not apply to certain instruments and the considerations of such factors is only a part of the investment process.